Business And Basis Of Presentation	12 Months Ended
	Jul. 31, 2011	May 01, 2011
Business And Basis Of Presentation
Business And Basis Of Presentation

Note 1. Business and Basis of Presentation

On March 8, 2011, Del Monte Foods Company ("DMFC") was acquired by an investor group led by funds affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR"), Vestar Capital Partners ("Vestar") and Centerview Capital, L.P. ("Centerview," and together with KKR and Vestar, the "Sponsors"). Under the terms of the merger agreement, DMFC's stockholders received $19.00 per share in cash. The acquisition (also referred to as the "Merger") was effected by the merger of Blue Merger Sub Inc. ("Blue Sub") with and into DMFC, with DMFC being the surviving corporation. As a result of the Merger, DMFC became a wholly-owned subsidiary of Blue Acquisition Group, Inc. ("Parent"). DMFC stockholders approved the transaction on March 7, 2011. DMFC's common stock ceased trading on the New York Stock Exchange before the opening of the market on March 9, 2011.

As a result of the Merger, the Company applied the acquisition method of accounting and established a new basis of accounting on March 8, 2011. Periods presented prior to March 8, 2011 represent the operations of the predecessor company ("Predecessor") and periods presented after March 8, 2011 represent the operations of the successor company ("Successor"). Black lines separate the Successor's financial statements from that of the Predecessor since the financial statements are not comparable as a result of the application of acquisition accounting and changes in the Company's capital structure resulting from the Merger. The Company operates on a 52 or 53-week fiscal year ending on the Sunday closest to April 30. The results of operations for the three months ended July 31, 2011 and August 1, 2010 each reflect periods that contain 13 weeks.

Del Monte Corporation ("DMC" and, together with its consolidated subsidiaries, "Del Monte" or the "Company") was a direct, wholly-owned subsidiary of DMFC. On April 26, 2011, DMFC merged with and into DMC, with DMC being the surviving corporation. As a result of this merger, DMC became a direct wholly-owned subsidiary of Parent.

Del Monte is one of the country's largest producers, distributors and marketers of premium quality, branded pet products and food products for the U.S. retail market. The Company's pet food and pet snacks brands include Meow Mix, Kibbles 'n Bits, Milk-Bone, 9Lives, Pup-Peroni, Gravy Train, Nature's Recipe, Canine Carry Outs, Milo's Kitchen and other brand names, and leading food brands include Del Monte, Contadina, S&W, College Inn and other brand names. The Company also produces and distributes private label pet products and food products. The majority of its products are sold nationwide in all channels serving retail markets, mass merchandisers, the U.S. military, certain export markets, the foodservice industry and food processors.

For reporting purposes, the Company has two segments: Pet Products and Consumer Products. The Pet Products segment includes the Pet Products operating segment, which manufactures, markets and sells branded and private label dry and wet pet food and pet snacks. The Consumer Products segment includes the Consumer Products operating segment, which manufactures, markets and sells branded and private label shelf-stable products, including fruit, vegetable, tomato and broth products.

The accompanying unaudited condensed consolidated financial statements of Del Monte as of July 31, 2011 and for the three months ended July 31, 2011 and August 1, 2010 have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements. In the opinion of management, all adjustments consisting of normal and recurring entries considered necessary for a fair presentation of the results for the interim periods presented have been included. All significant intercompany balances and transactions have been eliminated. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts in the financial statements and accompanying notes. These estimates are based on information available as of the date of the unaudited condensed consolidated financial statements. Therefore, actual results could differ from those estimates. Furthermore, operating results for the three months ended July 31, 2011 are not necessarily indicative of the results expected for the fiscal year ending April 29, 2012. These unaudited condensed consolidated financial statements should be read in conjunction with the notes to the financial statements contained in the Company's 2011 Annual Report on Form 10-K ("2011 Annual Report").

Note 1.	Business and Basis of Presentation

On March 8, 2011, Del Monte Foods Company ("DMFC") was acquired by an investor group led by funds affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR"), Vestar Capital Partners ("Vestar") and Centerview Capital, L.P. ("Centerview," and together with KKR and Vestar, the "Sponsors"). Under the terms of the merger agreement, DMFC's stockholders received $19.00 per share in cash. The acquisition (also referred to as the "Merger") was effected by the merger of Blue Merger Sub Inc. ("Blue Sub") with and into DMFC, with DMFC being the surviving corporation. As a result of the Merger, DMFC became a wholly-owned subsidiary of Blue Acquisition Group, Inc. ("Parent"). DMFC stockholders approved the transaction on March 7, 2011. DMFC's common stock ceased trading on the New York Stock Exchange before the opening of the market on March 9, 2011.

As a result of the Merger, the Company applied the acquisition method of accounting and established a new basis of accounting on March 8, 2011. Accordingly, the fiscal 2011 periods presented include a 44-week Predecessor period from May 3, 2010 through March 7, 2011 and an 8-week Successor period, reflecting the Merger, from March 8, 2011 through May 1, 2011. Black lines separate the Successor's financial statements from that of the Predecessor since the financial statements are not comparable as a result of the application of acquisition accounting and changes in the Company's capital structure resulting from the Merger. The results of operations of Blue Sub, since its inception, were included in the Successor period from March 8, 2011 through May 1, 2011. The Company operates on a 52 or 53-week fiscal year ending on the Sunday closest to April 30. The results of operations for fiscal 2010 and fiscal 2009 contain 52 and 53 weeks, respectively.

Del Monte Corporation ("DMC" and, together with its consolidated subsidiaries, "Del Monte" or the "Company") was a direct, wholly-owned subsidiary of DMFC. On April 26, 2011, DMFC merged with and into DMC, with DMC being the surviving corporation. As a result of this merger, DMC became a direct wholly-owned subsidiary of Parent.

Del Monte is one of the country's largest producers, distributors and marketers of premium quality, branded pet products and food products for the U.S. retail market. The Company's pet food and pet snacks brands include Meow Mix, Kibbles 'n Bits, Milk-Bone, 9Lives, Pup-Peroni, Gravy Train, Nature's Recipe, Canine Carry Outs, Milo's Kitchen and other brand names, and leading food brands include Del Monte, Contadina, S&W, College Inn and other brand names. The Company also produces and distributes private label pet products and food products. The majority of its products are sold nationwide in all channels serving retail markets, mass merchandisers, the U.S. military, certain export markets, the foodservice industry and food processors.

On October 6, 2008, pursuant to the Purchase Agreement dated June 29, 2008 among DMC, Dongwon Enterprise Co., Ltd., Dongwon Industries Co., Ltd., Dongwon F&B Co., Ltd., Starkist Co. ( collectively, the "Dongwon Entities"), and StarKist Samoa Co. ("Acquisition Sub"), DMC (i) sold to Starkist Co. all of the outstanding stock of Galapesca S.A., Panapesca Fishing, Inc. and Marine Trading Pacific, Inc., (ii) caused Star-Kist Samoa, Inc. to be merged with and into Acquisition Sub and (iii) sold to Starkist Co. certain assets that are primarily related to the business of manufacturing, marketing, selling and distributing StarKist brand products and private label seafood products (such business, the "StarKist Seafood Business"). Under the terms of the Purchase Agreement, the Dongwon Entities paid a purchase price of approximately $359 million at closing and an additional $23 million related to the final working capital adjustment. The financial results of the StarKist Seafood Business were previously reported within the Consumer Products segment.

For all periods presented, the operating results related to the StarKist Seafood Business have been classified as discontinued operations. The Company has combined cash flows from discontinued operations with cash flows from continuing operations within the operating, investing and financing categories in the Statement of Cash Flows for all periods presented.

For reporting purposes, the Company has two segments: Pet Products and Consumer Products. The Pet Products segment includes the Pet Products operating segment, which manufactures, markets and sells branded and private label dry and wet pet food and pet snacks. The Consumer Products segment includes the Consumer Products operating segment, which manufactures, markets and sells branded and private label shelf-stable products, including fruit, vegetable, tomato and broth products.

All amounts discussed in these Notes to the Consolidated Financial Statements represent continuing operations, unless otherwise noted.